COST OF REVENUE AND SERVICE (Tables)	12 Months Ended
Dec. 31, 2022
COST OF REVENUE AND SERVICE
Schedule of cost of revenue and service
	December 31, 2022	December 31, 2021	December 31, 2020

Salaries and related expenses	3,556	6,764	1,184
Materials and models	707	1,516	63
Depriciation	21	56	59
Chip Development tools and Subcontractors	214	507	1,754

Total	4,498	8,843	3,060